SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Unearned Premiums	$ 1,818,999	$ 1,623,796	$ 1,644,757
Premiums Earned	5,024,981	4,969,596	5,269,178
Losses and Loss Expenses Incurred	3,840,982	3,248,091	3,157,420
Premiums Written	5,119,926	4,154,706	4,343,345
Consolidated subsidiaries [Member]
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Deferred Policy Acquisition Costs	493,196	439,195	449,216
Liability for Unpaid Losses and Loss Expenses	9,710,457	8,985,434	9,064,711
Unearned Premiums	1,795,103	1,608,880	1,629,537
Premiums Earned	3,688,158	3,852,336	4,059,665
Losses and Loss Expenses Incurred	2,574,769	2,320,820	2,192,999
Amortization of Deferred Policy Acquisition Costs	984,519	1,055,638	1,063,685
Paid Losses and Loss Expenses	2,675,530	2,262,916	2,422,603
Premiums Written	$ 3,775,905	$ 3,836,654	$ 4,022,067